Deferred Compensation Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Age	Dec. 31, 2013	Dec. 31, 2012
Deferred Compensation Plan [Abstract]
Minimum age requirement for deferred compensation	65
Accrued liabilities under the plan	$ 845,192	$ 892,294
Benefit payments under contracts	112,605	188,240
Benefit provision charged to operations	69,653	75,777	82,250
Fee income recognized with deferred compensation plans	$ 167,911	$ 164,073	$ 175,302